Risks Arising From Financial Instruments - Disclosure of Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total	$ 6,009	$ 6,799
Non-current	883	1,068
Current	5,126	5,731
Trade receivables [member]
Disclosure of financial assets [line items]
Trade and other receivables	5,444	6,298
Equity instruments [member]
Disclosure of financial assets [line items]
Unquoted debt	25	24
Unquoted companies	85	84
Quoted debt [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	91	87
Derivatives not designated [member] | Equity swaps [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	17
Derivatives not designated [member] | Interest rate swap [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	18	9
Derivatives not designated [member] | Cross currency interest rate swaps [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	157	32
Derivatives not designated [member] | Other interest rate derivatives [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss		20
Derivatives designated [member] | Forward exchange contracts [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	112	191
Derivatives designated [member] | Foreign currency futures [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	7
Derivatives designated [member] | Other commodity derivatives [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	$ 52	$ 54